DEBT AND CAPITAL LEASES (Details 3) - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015
Long-term debt and capital leases
Capital leases	$ 26.0	$ 1.8
Less amount classified as current	(2.5)	(5.7)
Total Long-term Debt and Capital Lease	963.6	940.1
Unamortized debt issuance cost	4.4	5.2
Unamortized debt discount	0.5	0.7
Series 1995 due 2020 through 2025
Long-term debt and capital leases
Senior notes	$ 44.9	$ 49.9
Weighted Average Interest Rate	7.50%	7.50%
Senior notes due 2017 at 6.6%
Long-term debt and capital leases
Senior notes	$ 249.4	$ 248.9
Weighted Average Interest Rate	6.60%	6.60%
Senior notes due 2020 at 5.4%
Long-term debt and capital leases
Senior notes	$ 249.0	$ 248.8
Weighted Average Interest Rate	5.40%	5.40%
Senior notes due April 2023 at 3.4%
Long-term debt and capital leases
Senior notes	$ 248.2	$ 247.9
Weighted Average Interest Rate	3.40%	3.40%
Senior notes due 2033 at 6.0%
Long-term debt and capital leases
Senior notes	$ 148.6	$ 148.5
Weighted Average Interest Rate	6.00%	6.00%